Federated Hermes MDT Market Neutral Fund
Portfolio of Investments
September 30, 2023 (unaudited)
Shares			Value
		COMMON STOCKS—84.2%
		Communication Services—4.0%
124,615		Altice USA, Inc.	$ 407,491
155,307		CarGurus, Inc.	2,720,978
61,166		DISH Network Corp., Class A	358,433
2,267		IAC, Inc.	114,234
17,125		Match Group, Inc.	670,872
4,204		Meta Platforms, Inc.	1,262,083
30,467		Spotify Technology SA	4,711,417
13,199		Trade Desk, Inc./The	1,031,502
19,734		Yelp, Inc.	820,737
		TOTAL	12,097,747
		Consumer Discretionary—9.9%
24,371	[1]	1-800-FLOWERS.COM, Inc.	170,597
38,592	[1]	2U, Inc.	95,322
35,576	[1]	Airbnb, Inc.	4,881,383
9,793	[1]	Bright Horizons Family Solutions, Inc.	797,738
24,696	[1]	Chegg, Inc.	220,288
15,374	[1]	DoorDash, Inc.	1,221,772
23,854	[1]	DraftKings, Inc.	702,262
19,223	[1]	Duolingo, Inc.	3,188,519
54,167	[1]	Expedia Group, Inc.	5,582,993
26,654		Ford Motor Co.	331,043
113,474		Gap (The), Inc.	1,206,229
5,997		International Game Technology PLC	181,829
2,167	[1]	Lululemon Athletica, Inc.	835,617
740		Murphy USA, Inc.	252,880
29,103	[1]	PlayAGS, Inc.	189,752
32,647		PVH Corp.	2,497,822
59,232	[1]	Revolve Group, Inc.	806,148
19,696	[1]	Royal Caribbean Cruises, Ltd.	1,814,789
82,045	[1]	Stitch Fix, Inc.	283,055
160,013	[1]	Under Armour, Inc., Class A	1,096,089
8,854		V.F. Corp.	156,450
8,685	[1]	Wayfair, Inc.	526,050
13,466		Wingstop, Inc.	2,421,725
27,303	[1]	WW International, Inc.	302,244
9,676	[1]	YETI Holdings, Inc.	466,577
		TOTAL	30,229,173
		Consumer Staples—3.8%
18,541		Albertsons Cos., Inc.	421,808
2,750		Archer-Daniels-Midland Co.	207,405
23,510	[1]	elf Beauty, Inc.	2,582,103
39,220	[1]	Hain Celestial Group, Inc.	406,711
1,902		Hershey Foods Corp.	380,552
46,152		Kroger Co.	2,065,302
19,681		Lamb Weston Holdings, Inc.	1,819,705
1,850		Molson Coors Beverage Co., Class B	117,642
20,245		PepsiCo, Inc.	3,430,313

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
2,705		Spectrum Brands Holdings, Inc.	$ 211,937
		TOTAL	11,643,478
		Energy—4.6%
6,917	[1]	Antero Resources Corp.	175,553
11,922	[1]	Callon Petroleum Corp.	466,389
9,686		Civitas Resources, Inc.	783,307
27,025		CONSOL Energy, Inc.	2,835,193
33,213		Marathon Petroleum Corp.	5,026,455
1,795	[1]	Nabors Industries Ltd.	221,036
46,167	[1]	Oceaneering International, Inc.	1,187,415
9,578		PBF Energy, Inc.	512,710
28,871	[1]	Propetro Holding Corp.	306,899
18,550		SM Energy Co.	735,508
21,061	[1]	Weatherford International PLC	1,902,440
		TOTAL	14,152,905
		Financials—9.3%
13,079		Ameriprise Financial, Inc.	4,311,885
14,399		Apollo Global Management, Inc.	1,292,454
25,773		Bank of New York Mellon Corp.	1,099,218
5,064		Cboe Global Markets, Inc.	791,047
20,266	[1]	Coinbase Global, Inc.	1,521,571
17,582	[1]	eHealth, Inc.	130,107
46,199		Fidelity National Information Services, Inc.	2,553,419
85,030	[1]	Green Dot Corp.	1,184,468
20,212		Interactive Brokers Group, Inc., Class A	1,749,551
58,576		Jackson Financial, Inc.	2,238,775
136,546	[1]	LendingClub Corp.	832,931
17,697	[1]	LendingTree, Inc.	274,303
31,866		Live Oak Bancshares, Inc.	922,521
1,807		MSCI, Inc., Class A	927,136
92,163	[1]	Open Lending	674,633
8,986	[1]	PayPal Holdings, Inc.	525,322
18,050		Principal Financial Group, Inc.	1,300,863
12,294		ProAssurance Corp.	232,234
34,258	[1]	PROG Holdings, Inc.	1,137,708
18,819		Prudential Financial, Inc.	1,785,735
5,969		State Street Corp.	399,684
214,333	[1]	StoneCo Ltd.	2,286,933
3,315	[1]	Triumph Financial, Inc.	214,779
		TOTAL	28,387,277
		Health Care—14.2%
9,045	[1]	10X Genomics, Inc.	373,106
12,717		AbbVie, Inc.	1,895,596
133,289	[1]	Adaptive Biotechnologies Corp.	726,425
12,878	[1]	Agios Pharmaceuticals, Inc.	318,730
17,317	[1]	Alector, Inc.	112,214
6,065	[1]	Alkermes, Inc.	169,881
9,310		Baxter International, Inc.	351,359
15,858	[1]	Biogen, Inc.	4,075,665
14,010	[1]	Bridgebio Pharma, Inc.	369,444
33,127	[1]	CareDx, Inc.	231,889
36,300	[1]	Centene Corp.	2,500,344

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
50,000	[1]	Community Health Systems, Inc.	$ 145,000
127,020	[1]	Elanco Animal Health, Inc.	1,427,705
972		Elevance Health, Inc.	423,228
3,069		Eli Lilly & Co.	1,648,452
43,570	[1]	Fulgent Genetics, Inc.	1,165,062
11,248	[1]	GE HealthCare Technologies, Inc.	765,314
34,248		Gilead Sciences, Inc.	2,566,545
6,862		Humana, Inc.	3,338,500
60,931	[1]	Incyte Genomics, Inc.	3,519,984
6,915		Johnson & Johnson	1,077,011
3,349	[1]	Lantheus Holdings, Inc.	232,689
22,222	[1]	Maravai LifeSciences Holdings, Inc.	222,220
3,579		McKesson Corp.	1,556,328
14,237		Merck & Co., Inc.	1,465,699
4,163	[1]	Molina Healthcare, Inc.	1,365,006
10,051	[1]	Myriad Genetics, Inc.	161,218
40,950	[1]	NanoString Technologies, Inc.	70,434
138,267	[1]	NeoGenomics, Inc.	1,700,684
48,174	[1]	Nevro Corp.	925,904
47,782	[1]	Novavax, Inc.	345,942
50,529	[1]	Omnicell, Inc.	2,275,826
696	[1]	Penumbra, Inc.	168,369
14,643	[1]	Phreesia, Inc.	273,531
23,540	[1]	Privia Health Group, Inc.	541,420
526	[1]	Regeneron Pharmaceuticals, Inc.	432,877
5,197	[1]	Rocket Pharmaceuticals, Inc.	106,487
4,222	[1]	Staar Surgical Co.	169,640
135,098	[1]	Teladoc Health, Inc.	2,511,472
16,150	[1]	The Joint Corp.	145,189
3,991	[1]	Vertex Pharmaceuticals, Inc.	1,387,830
		TOTAL	43,260,219
		Industrials—8.1%
23,380	[1]	3D Systems Corp.	114,796
2,200		AGCO Corp.	260,216
25,535		Allison Transmission Holdings, Inc.	1,508,097
14,910		Apogee Enterprises, Inc.	701,963
33,663	[1]	Astronics Corp.	533,895
4,045	[1]	Atkore, Inc.	603,474
19,156	[1]	BlueLinx Holdings, Inc.	1,572,516
3,709	[1]	Builders Firstsource, Inc.	461,733
50,411	[1]	Ceridian HCM Holding, Inc.	3,420,386
10,599	[1]	DXP Enterprises, Inc.	370,329
6,098		Ennis, Inc.	129,400
20,144	[1]	Fluence Energy, Inc.	463,111
9,252	[1]	Generac Holdings, Inc.	1,008,098
8,844		Paychex, Inc.	1,019,979
59,573		Pitney Bowes, Inc.	179,910
25,732	[1]	Proto Labs, Inc.	679,325
1,045		Rockwell Automation, Inc.	298,734
35,844	[1]	SkyWest, Inc.	1,503,297
2,032		Trane Technologies PLC	412,313
2,040	[1]	Transdigm Group, Inc.	1,719,985

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
18,242	[1]	Trex Co., Inc.	$ 1,124,254
29,314	[1]	Uber Technologies, Inc.	1,348,151
10,965	[1]	United Airlines Holdings, Inc.	463,819
1,082	[1]	United Rentals, Inc.	481,025
1,198		Verisk Analytics, Inc.	283,016
3,657		Vertiv Holdings Co.	136,040
51,022	[1]	XPO, Inc.	3,809,303
		TOTAL	24,607,165
		Information Technology—20.9%
6,776	[1]	Allegro MicroSystems, Inc.	216,425
15,150	[1]	Ambarella, Inc.	803,404
115,207	[1]	AppLovin Corp.	4,603,672
5,285	[1]	Arista Networks, Inc.	972,070
3,989	[1]	Braze, Inc.	186,406
3,303		Broadcom, Inc.	2,743,406
12,500	[1]	C3.AI, Inc.	319,000
9,903	[1]	Cadence Design Systems, Inc.	2,320,273
48,100	[1]	Cerence, Inc.	979,797
20,301	[1]	Clear Secure, Inc.	386,531
27,966	[1]	Confluent, Inc.	828,073
12,822	[1]	Crowdstrike Holdings, Inc.	2,146,146
10,817	[1]	Digital Turbine, Inc.	65,443
3,244	[1]	DocuSign, Inc.	136,248
26,544	[1]	Dynatrace Holdings LLC	1,240,401
32,767	[1]	Everbridge, Inc.	734,636
12,064	[1]	F5, Inc.	1,943,993
5,089	[1]	FormFactor, Inc.	177,810
8,490	[1]	Freshworks, Inc.	169,121
1,850	[1]	Guidewire Software, Inc.	166,500
6,913	[1]	HubSpot, Inc.	3,404,652
7,334	[1]	Intapp, Inc.	245,836
5,747		Jabil, Inc.	729,237
2,680		KLA Corp.	1,229,209
16,894	[1]	Kyndryl Holdings, Inc.	255,099
45,530	[1]	LiveRamp Holdings, Inc.	1,313,085
6,485	[1]	MaxLinear, Inc.	144,291
20,202		Microchip Technology, Inc.	1,576,766
12,866	[1]	MongoDB, Inc.	4,449,835
47,817	[1]	Nutanix, Inc.	1,667,857
2,090	[1]	Okta, Inc.	170,356
3,672	[1]	Palo Alto Networks, Inc.	860,864
124,436		Pegasystems, Inc.	5,401,767
17,840	[1]	Procore Technologies, Inc.	1,165,309
54,001	[1]	Pure Storage, Inc.	1,923,516
51,839	[1]	Q2 Holdings, Inc.	1,672,844
1,250	[1]	Qorvo, Inc.	119,337
7,074	[1]	Qualys, Inc.	1,079,139
22,199	[1]	RingCentral, Inc.	657,756
492	[1]	Salesforce, Inc.	99,768
646	[1]	ServiceNow, Inc.	361,088
13,881	[1]	Squarespace, Inc.	402,133
19,774	[1]	Synaptics, Inc.	1,768,586

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
2,438	[1]	Synopsys, Inc.	$ 1,118,969
2,025	[1]	Tenable Holdings, Inc.	90,720
99,672	[1]	Varonis Systems, Inc.	3,043,983
10,747	[1]	Workday, Inc.	2,308,993
75,770	[1]	Zoom Video Communications, Inc.	5,299,354
		TOTAL	63,699,704
		Materials—4.4%
32,552		Albemarle Corp.	5,535,142
4,376		Koppers Holdings, Inc.	173,071
27,959		Mosaic Co./The	995,340
68,654		Newmont Corp.	2,536,765
21,176		Steel Dynamics, Inc.	2,270,491
56,375		United States Steel Corp.	1,831,060
		TOTAL	13,341,869
		Real Estate—4.3%
164,109		Kilroy Realty Corp.	5,187,485
21,947		Macerich Co. (The)	239,442
592		Public Storage	156,004
83,352	[1]	Redfin Corp.	586,798
87,842		SL Green Realty Corp.	3,276,507
61,421		Vornado Realty Trust, LP	1,393,028
49,318	[1]	Zillow Group, Inc.	2,208,953
		TOTAL	13,048,217
		Utilities—0.7%
8,709		Constellation Energy Corp.	949,978
37,177		Vistra Corp.	1,233,533
		TOTAL	2,183,511
		TOTAL COMMON STOCKS (IDENTIFIED COST $232,690,957)	256,651,265
		INVESTMENT COMPANY—10.8%
33,078,421		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.42%[2] (IDENTIFIED COST $33,075,967)	$33,078,421
		TOTAL INVESTMENT IN SECURITIES—95.0% (IDENTIFIED COST $265,766,924)	289,729,686
		OTHER ASSETS AND LIABILITIES - NET—5.0%[3]	15,262,549
		TOTAL NET ASSETS—100%	$304,992,235
SECURITIES SOLD SHORT—(78.0)%
Shares			Value
		Communication Services—(4.7)%
3,126		ATN International, Inc.	$ 98,657
37,524	[1]	E.W. Scripps Co.	205,631
36,885	[1]	Frontier Communications Parent, Inc.	577,250
50,968	[1]	Liberty Media Corp-Liberty SiriusXM	1,297,645
163,102	[1]	Magnite, Inc.	1,229,789
188,533	[1]	ROBLOX Corp.	5,459,916
18,711	[1]	Roku, Inc.	1,320,809
14,840		Sinclair, Inc.	166,505
27,016	[1]	Take-Two Interactive Software, Inc.	3,792,776
86,851	[1]	Vimeo Holdings, Inc.	307,453
		TOTAL	14,456,431

Shares			Value
		Consumer Discretionary—(8.2)%
10,763	[1]	Bally’s Corp.	$ 141,103
6,389	[1]	Boot Barn Holdings, Inc.	518,723
30,381	[1]	CarMax, Inc.	2,148,848
35,600		Churchill Downs, Inc.	4,131,024
53,873	[1]	Dave & Buster’s Entertainment, Inc.	1,997,072
26,547	[1]	Etsy, Inc.	1,714,405
23,584	[1]	Floor & Decor Holdings, Inc.	2,134,352
18,745	[1]	G-III Apparel Group Ltd.	467,125
3,213	[1]	Grand Canyon Education, Inc.	375,536
8,137	[1]	Hilton Grand Vacations, Inc.	331,176
1,128	[1]	LGI Homes, Inc.	112,225
7,150		Lithia Motors, Inc.	2,111,610
103,651	[1]	National Vision Holdings, Inc.	1,677,073
67,538	[1]	Peloton Interactive, Inc.	341,067
5,230	[1]	Planet Fitness, Inc.	257,211
2,822	[1]	RH	746,024
79,851	[1]	Rivian Automotive, Inc.	1,938,782
7,796	[1]	Tesla, Inc.	1,950,715
69,817	[1]	The RealReal, Inc.	147,314
1,130		Vail Resorts, Inc.	250,736
84,664	[1]	Victoria’s Secret & Co.	1,412,196
26,070	[1]	Vroom, Inc.	29,198
		TOTAL	24,933,515
		Consumer Staples—(3.8)%
6,879	[1]	Darling Ingredients, Inc.	359,084
22,326		Dollar General Corp.	2,362,091
37,170		Estee Lauder Cos., Inc., Class A	5,372,923
27,103	[1]	Freshpet, Inc.	1,785,546
44,489		Reynolds Consumer Products, Inc.	1,140,253
9,782		Tyson Foods, Inc., Class A	493,893
		TOTAL	11,513,790
		Energy—(4.0)%
4,448	[1]	DMC Global, Inc.	108,843
77,531		Enviva, Inc.	579,157
48,391		Equitrans Midstream Corp.	453,424
18,487		Exxon Mobil Corp.	2,173,701
21,174	[1]	Green Plains, Inc.	637,337
11,905		Hess Corp.	1,821,465
43,797		Liberty Energy, Inc.	811,120
1,577		Matador Resources Co.	93,800
124,972		New Fortress Energy, Inc.	4,096,582
61,669		Sitio Royalties Corp.	1,493,007
		TOTAL	12,268,436
		Financials—(7.4)%
4,557		Ameris Bancorp	174,943
20,391		Bank of America Corp.	558,306
33,932	[1]	BGC Group, Inc.	179,161
21,345		Blackstone, Inc.	2,286,903
9,976	[1]	Cannae Holdings, Inc.	185,953
17,082		Capital One Financial Corp.	1,657,808
34,122		Charles Schwab Corp.	1,873,298
17,412		Citizens Financial Group, Inc.	466,642
43,688		Comerica, Inc.	1,815,236

Shares			Value
		Financials—continued
36,811		Equitable Holdings, Inc.	$ 1,045,064
2,813		Erie Indemnity Co.	826,431
15,448		First Interstate BancSystem, Inc., Class A	385,273
24,151		Glacier Bancorp, Inc.	688,304
2,002	[1]	GoHealth, Inc.	29,009
2,246	[1]	Goosehead Insurance, Inc.	167,394
17,269		KKR & Co., Inc., Class COMMON	1,063,770
25,040		Morgan Stanley	2,045,017
15,874	[1]	PRA Group, Inc.	304,940
31,149		Redwood Trust, Inc.	222,092
10,889		SEI Investments Co.	655,845
6,485	[1]	StoneX Group, Inc.	628,526
71,481		Truist Financial Corp.	2,045,071
37,504		U.S. Bancorp	1,239,882
17,401		Webster Financial Corp. Waterbury	701,419
10,743		Western Alliance Bancorp	493,856
19,356		Zions Bancorporation, N.A.	675,331
		TOTAL	22,415,474
		Health Care—(13.8)%
50,947	[1]	AdaptHealth Corp.	463,618
32,813	[1]	Apellis Pharmaceuticals, Inc.	1,248,206
51,233	[1]	Arrowhead Pharmaceuticals, Inc.	1,376,631
10,920	[1]	Axonics, Inc.	612,830
7,531	[1]	Axsome Therapeutics, Inc.	526,342
2,208	[1]	BioAtla, Inc.	3,754
2,554		Bio-Techne Corp.	173,851
30,880	[1]	Catalent, Inc.	1,405,966
85,473	[1]	Cerevel Therapeutics Holdings	1,865,876
22,169	[1]	Cryoport, Inc.	303,937
21,666	[1]	Cytokinetics, Inc.	638,280
6,406	[1]	Davita, Inc.	605,559
79,245	[1]	Evolent Health, Inc.	2,157,841
31,571	[1]	Guardant Health, Inc.	935,764
14,820	[1]	HealthEquity, Inc.	1,082,601
74,290	[1]	Heron Therapeutics, Inc.	76,519
11,063	[1]	ICU Medical, Inc.	1,316,608
24,268	[1]	Illumina, Inc.	3,331,511
25,130	[1]	Inari Medical, Inc.	1,643,502
30,536	[1]	Intellia Therapeutics, Inc.	965,548
5,958	[1]	iRhythm Technologies, Inc.	561,601
10,506	[1]	Karuna Therapeutics, Inc.	1,776,460
64,168	[1]	Karyopharm Therapeutics, Inc.	85,985
40,500	[1]	Kodiak Sciences, Inc.	72,900
4,533	[1]	Madrigal Pharmaceuticals, Inc.	661,999
43,413	[1]	Masimo Corp.	3,806,452
40,813	[1]	Mirati Therapeutics, Inc.	1,777,814
13,932	[1]	Moderna, Inc.	1,439,036
2,461	[1]	Natera, Inc.	108,896
47,588	[1]	Neogen Corp.	882,282
15,903	[1]	Outset Medical, Inc.	173,025
8,407	[1]	PetIQ, Inc.	165,618
217,965	[1]	R1 RCM, Inc.	3,284,733
9,716	[1]	REGENXBIO, Inc.	159,925

Shares			Value
		Health Care—continued
7,859		ResMed, Inc.	$ 1,162,110
14,562	[1]	Sarepta Therapeutics, Inc.	1,765,206
13,455	[1]	Schrodinger, Inc.	380,373
19,404	[1]	Silk Road Medical, Inc.	290,866
37,937	[1]	Sotera Health Topco, Inc.	568,296
32,328	[1]	TransMedics Group, Inc.	1,769,958
8,921	[1]	Ultragenyx Pharmaceutical, Inc.	318,034
4,503	[1]	Zentalis Pharmaceuticals, Inc.	90,330
		TOTAL	42,036,643
		Industrials—(6.3)%
7,957		Advanced Drainage System, Inc.	905,745
3,037	[1]	Aerovironment, Inc.	338,716
81,643		Air Lease Corp.	3,217,551
21,639	[1]	Air Transport Services Group, Inc.	451,606
14,122	[1]	Ameresco, Inc.	544,544
1,779	[1]	Axon Enterprise, Inc.	354,003
23,688	[1]	Bloom Energy Corp.	314,103
20,232	[1]	Chart Industries, Inc.	3,421,636
22,514	[1]	Copart, Inc.	970,128
138,937	[1]	Driven Brands Holdings, Inc.	1,749,217
7,571	[1]	Enovix Corp.	95,016
888		FedEx Corp.	235,249
3,125	[1]	FTI Consulting, Inc.	557,531
5,272	[1]	Hydrofarm Holdings Group, Inc.	6,432
5,090	[1]	Kirby Corp.	421,452
12,510	[1]	Mastec, Inc.	900,345
18,110	[1]	Mercury Systems, Inc.	671,700
1,130		Old Dominion Freight Lines, Inc.	462,328
13,443	[1]	Shoals Technologies Group, Inc.	245,335
44,557		Spirit AeroSystems Holdings, Inc., Class A	719,150
106,708	[1]	SunRun, Inc.	1,340,252
774		Union Pacific Corp.	157,610
46,480	[1]	Upwork, Inc.	528,013
11,367	[1]	Vicor Corp.	669,403
		TOTAL	19,277,065
		Information Technology—(19.2)%
39,021	[1]	Advanced Micro Devices, Inc.	4,012,139
127,260	[1]	Alteryx, Inc.	4,796,429
6,955	[1]	Appian Corp.	317,217
31,126	[1]	Asana, Inc.	569,917
37,277	[1]	Aspen Technology, Inc.	7,614,200
37,523	[1]	Atlassian Corp. PLC	7,561,260
16,176	[1]	BigCommerce Holdings, Inc.	159,657
4,040	[1]	Bill.Com Holdings, Inc.	438,623
3,848	[1]	CloudFlare, Inc.	242,578
4,855	[1]	Coherent Corp.	158,467
8,218	[1]	Datadog, Inc.	748,578
64,280		Entegris, Inc.	6,036,535
5,518	[1]	Five9, Inc.	354,807
26,591	[1]	Impinj, Inc.	1,463,303
42,682		Micron Technology, Inc.	2,903,656
19,152		MKS Instruments, Inc.	1,657,414
67,901	[1]	nCino, Inc.	2,159,252

Shares			Value
		Information Technology—continued
22,066	[1]	Par Technology Corp.	$ 850,424
1,377	[1]	PTC, Inc.	195,093
3,438	[1]	Rapid7, Inc.	157,392
10,121	[1]	Riot Blockchain, Inc.	94,429
158,093	[1]	SentinelOne, Inc.	2,665,448
4,721	[1]	Sitime Corp.	539,374
1,825	[1]	Snowflake, Inc.	278,805
1,327	[1]	Super Micro Computer, Inc.	363,890
43,954	[1]	Twilio, Inc.	2,572,628
15,233		Ubiquiti Networks, Inc.	2,213,355
89,015	[1]	Unity Software, Inc.	2,794,181
24,267	[1]	Veeco Instruments, Inc.	682,145
34,904	[1]	ViaSat, Inc.	644,328
62,858	[1]	Wolfspeed, Inc.	2,394,890
51,350	[1]	Yext, Inc.	325,045
2,757	[1]	Zscaler, Inc.	428,962
		TOTAL	58,394,421
		Materials—(5.3)%
149,469		Alcoa Corp.	4,343,569
2,207		Ball Corp.	109,865
5,839		Carpenter Technology Corp.	392,439
8,418		Celanese Corp.	1,056,627
62,757		Corteva, Inc.	3,210,648
39,230		Dow, Inc.	2,022,699
30,413		DuPont de Nemours, Inc.	2,268,506
68,300	[1]	MP Materials Corp.	1,304,530
5,412		Quaker Chemical Corp.	865,920
21,537		Sealed Air Corp.	707,706
		TOTAL	16,282,509
		Real Estate—(4.5)%
7,896		Americold Realty Trust, Inc.	240,117
4,454		Digital Realty Trust, Inc.	539,023
28,174		Extra Space Storage, Inc.	3,425,395
182,037		Healthcare Realty Trust, Inc.	2,779,705
14,548	[1]	Howard Hughes Holdings, Inc.	1,078,443
5,067		Realty Income Corp.	253,046
21,612		Ventas, Inc.	910,514
55,042		Welltower, Inc.	4,509,041
		TOTAL	13,735,284
		Utilities—(0.8)%
4,680		Brookfield Renewable Corp.	112,039
21,948		Dominion Energy, Inc.	980,417
15,313		NRG Energy, Inc.	589,857
8,376		Southwest Gas Holdings, Inc.	505,994
25,066	[1]	Sunnova Energy International, Inc.	262,441
		TOTAL	2,450,748
		Total Securities Sold Short (PROCEEDS $251,196,491)	$237,764,316
The Value of Securities Sold Short is included in “Other Assets and Liabilities—Net”.

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended September 30, 2023, were as follows:
Affiliated	Value as of 12/31/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 9/30/2023	Shares Held as of 9/30/2023	Dividend Income
Health Care:
Alector, Inc.**	$153,449	$40,909	$(34,449)	$(29,174)	$(18,521)	$112,214	17,317	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$153,449	$40,909	$(34,449)	$(29,174)	$(18,521)	$112,214	17,317	$—

**	At September 30, 2023, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 12/31/2022	$13,811,929
Purchases at Cost	$289,672,572
Proceeds from Sales	$(270,415,398)
Change in Unrealized Appreciation/Depreciation	$754
Net Realized Gain/(Loss)	$8,564
Value as of 9/30/2023	$33,078,421
Shares Held as of 9/30/2023	33,078,421
Dividend Income	$859,744

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At September 30, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.